Financial Instruments - Summary of Other Financial Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Other current financial obligations	$ 927	$ 950
Other financial obligations, long-term	902	986
Total	1,829	1,936
Liabilities Secured With Accounts Receivable [member]
Disclosure of financial liabilities [line items]
Other current financial obligations	658	678
Total	658	678
Leases [Member]
Disclosure of financial liabilities [line items]
Other current financial obligations	269	272
Other financial obligations, long-term	902	986
Total	$ 1,171	$ 1,258